United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—85.9%
		Alabama—0.2%
$1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	$1,015,390
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,715,678
		TOTAL	5,731,068
		Arizona—1.1%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.89% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,205,170
2,265,000		Navajo County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 2014A), 0.45% TOBs (Arizona Public Service Co.), Mandatory Tender 11/17/2015	2,264,185
1,000,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2003A-2), 0.625% TOBs (Waste Management, Inc.), Mandatory Tender 3/2/2015	1,000,270
25,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2010), 0.30% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2014	25,000,000
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2002), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,670,370
		TOTAL	40,139,995
		Arkansas—0.2%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,085,520
		California—9.2%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.958% TOBs, Mandatory Tender 8/1/2017	12,149,880
24,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014B), 1.50% TOBs, Mandatory Tender 4/2/2018	24,226,320
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.74% TOBs, Mandatory Tender 10/1/2019	15,049,350
8,965,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.84% (Loyola Marymount University), 10/1/2015	8,971,007
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,836,201
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,797,795
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,797,795
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,292,707
2,700,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2008A), 1.55% (Waste Management, Inc.), 2/1/2019	2,696,868
2,300,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998A), 1.50% (Waste Management, Inc.), 6/1/2018	2,292,364
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,251,392
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,016,300
9,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	9,000,540
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.68% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,500,140
33,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 11/3/2014	32,999,340
11,245,000	[1]	California State Department of Water Resources, Central Valley Project Water System Revenue Bonds (Series AT) (Index Floating Rate Bonds), 0.34%, 12/01/2035	11,245,000
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.59% TOBs, Mandatory Tender 12/1/2016	10,053,400
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 0.808% TOBs, Mandatory Tender 12/1/2017	10,104,900
16,665,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	17,863,214
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.79%, 5/1/2017	7,064,120
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.94%, 5/1/2018	9,139,860

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	$11,045,100
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	11,153,000
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 0.99% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,661,800
2,800,000	[1]	East Bay Municipal Utility District, CA Wastewater System, Revenue Refunding Bonds (Series 2011A), 0.36% TOBs, Mandatory Tender 7/8/2015	2,799,272
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,253,650
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,785,025
8,400,000	[1]	Hemet, CA USDT, COPs (Series 2006), 0.69% 10/1/2036	8,399,916
7,000,000	[1,2,3]	Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 0.510%, 07/01/2018	6,994,400
9,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Refunding Revenue Bonds (Series 2014A), 5.00%, 1/15/2016	9,424,890
5,000,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00%, 8/1/2018	5,162,000
		TOTAL	326,027,546
		Colorado—0.4%
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.22% TOBs, Mandatory Tender 8/31/2017	8,257,425
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.79% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,828,735
		TOTAL	14,086,160
		Connecticut—4.0%
15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.654% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	15,052,800
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.69%, 5/15/2016	15,679,601
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.44%, 4/15/2015	4,503,465
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.57%, 4/15/2016	5,020,850
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.72%, 4/15/2017	4,030,120
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.92%, 4/15/2018	4,561,290
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.33%, 9/15/2015	3,506,230
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.47%, 9/15/2016	3,013,200
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.56%, 9/15/2017	1,885,688
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.81%, 9/15/2018	2,531,825
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.69%, 3/1/2020	6,370,887
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.79%, 3/1/2021	4,010,920
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.89%, 3/1/2022	3,076,494
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.94%, 3/1/2023	1,501,920
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 0.92%, 8/15/2019	15,251,400
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-2), 0.32%, 01/01/2017	10,000,000
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-3), 0.32% 07/01/2017	10,000,000
5,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.32%, 01/01/2018	5,000,000
8,500,000		Hamden, CT, (Series 2014A), 1.25% BANs, 8/20/2015	8,529,070
11,000,000		New Britain, CT, 2.00% BANs, 3/26/2015	11,032,340
600,000		West Haven, CT, UT GO Bonds, 3.00% (AGM INS), 8/1/2015	609,030
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,136,800
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (AGM INS), 8/1/2016	2,660,875
		TOTAL	139,964,805
		District of Columbia—1.3%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.64%, 12/1/2015	10,024,400
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.64%, 12/1/2015	10,024,400
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.79%, 12/1/2017	13,421,171

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.62% TOBs, Mandatory Tender 6/1/2016	$12,024,840
		TOTAL	45,494,811
		Florida—2.0%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,746
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.29% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,112,000
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,522,350
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,441,630
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.79%, 10/1/2017	21,831,091
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,496,452
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,315,453
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,656,810
		TOTAL	70,378,532
		Georgia—1.9%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	500,000
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,000,000
13,000,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,034,580
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,287,478
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 0.99%, 08/15/2035	22,531,050
10,000,000	[1]	Metropolitan Atlanta Rapid Transit Authority, GA, Variable Rate Sales Tax Revenue Bonds (Series 2000B), 0.32% TOBs, Mandatory Tender 7/1/2025	10,004,400
2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,501,242
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,173,440
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	434,688
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,000,000
		TOTAL	67,466,878
		Illinois—6.3%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-2 SIFMA Index), 0.79% TOBs, Mandatory Tender 6/1/2017	11,749,560
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.87% TOBs, Mandatory Tender 6/1/2018	15,548,960
10,325,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs (United States Treasury PRF), Mandatory Tender 1/1/2015	10,325,000
15,980,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	15,980,000
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	21,981,397
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	19,966,834
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,504,227
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,352,800
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,046,152
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,678,037
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,297,341
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2015	1,290,719
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2016	1,044,490
7,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	7,110,950
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,044,300
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,133,920
12,705,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	12,705,000
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,730,200

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	$5,445,535
4,350,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,375,447
7,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2016	7,169,260
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,172,450
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,109,960
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	3,013,145
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,437,149
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,417,850
		TOTAL	221,630,683
		Indiana—2.9%
7,525,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2016	7,895,380
700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	760,704
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,119,510
7,000,000		Indiana State EDA, (Series 2012), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 3/2/2015	7,000,070
6,000,000	[1]	Indiana State EDA, (Series A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 3/2/2015	5,999,940
10,000,000		Indiana State Finance Authority Hospital Revenue, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	10,022,700
1,500,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,509,750
70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 0.79%, 12/01/2044	69,650,000
		TOTAL	103,958,054
		Kansas—0.4%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.424%, 9/1/2018	6,502,080
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.504%, 9/1/2019	5,980,500
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,036,210
		TOTAL	15,518,790
		Kentucky—0.8%
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	22,215,305
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,909,396
		TOTAL	28,124,701
		Louisiana—2.5%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.81% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	21,149,940
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.58% TOBs, Mandatory Tender 5/1/2017	16,100,480
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.66% TOBs, Mandatory Tender 5/1/2018	14,493,888
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,116,500
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,826,455
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,366,707
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,169,200
		TOTAL	88,223,170
		Maryland—1.9%
18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.254% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	19,014,722
23,900,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.933% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	24,021,890

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.704% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	$17,012,580
8,705,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.684% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,705,697
		TOTAL	68,754,889
		Massachusetts—1.9%
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.52%, 2/1/2016	15,001,800
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.56%, 9/1/2016	4,011,920
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.38%, 1/1/2017	20,020,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.47%, 1/1/2018	10,049,700
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.40%, 2/1/2017	10,024,000
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,023,980
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,328,585
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,519,080
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,002,070
		TOTAL	67,981,135
		Michigan—2.6%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,519,840
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,076,900
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,081,140
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,065,473
22,500,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.59% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	22,486,950
20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.44% TOBs, Mandatory Tender 4/1/2016	20,022,600
		TOTAL	92,252,903
		Minnesota—0.1%
4,900,000		Pipestone County, MN Medical Center, RANs (Series 2014), 0.85%, 5/1/2017	4,891,180
		Mississippi—0.6%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.37% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	799,016
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	998,720
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	7,982,320
10,715,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.57%, 9/1/2017	10,722,286
		TOTAL	20,502,342
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,819,199
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,005,530
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,093,140
		TOTAL	6,917,869
		Multi-State—0.8%
21,065,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 0.74%, 11/15/2017	21,065,000
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 0.84%, 11/15/2019	6,185,000
		TOTAL	27,250,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—0.6%
$7,835,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2016	$8,265,533
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2017	5,494,650
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2018	6,311,781
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	770,970
250,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	250,000
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	532,715
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	815,663
		TOTAL	22,441,312
		New Hampshire—0.2%
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,074,200
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,075,720
		TOTAL	7,149,920
		New Jersey—6.4%
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.12% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,362,158
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	784,575
6,126,000		Lyndhurst Township, NJ, 1.00% BANs, 3/18/2015	6,129,492
82,100,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.74% (New Jersey State), 2/1/2016	82,595,884
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 0.94% (New Jersey State), 2/1/2017	18,525,530
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,535,040
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,129,040
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB), 1.04%, 06/15/2034	25,011,250
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,464,600
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,042,520
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.72% TOBs, Mandatory Tender 1/1/2018	6,672,236
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.57% TOBs, Mandatory Tender 1/1/2016	7,247,661
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.66% TOBs, Mandatory Tender 1/1/2017	5,022,050
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.52%, 1/1/2017	10,016,000
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.59%, 1/1/2018	10,035,400
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.67% TOBs, Mandatory Tender 1/1/2018	11,018,370
13,100,000		Newark, NJ, (Series 2014A), 1.75% TANs, 2/20/2015	13,106,288
9,553,000		Newark, NJ, (Series 2014B), 1.75% BANs, 6/24/2015	9,587,104
2,000,000		Newark, NJ, (Series 2014C), 1.75% BANs, 6/24/2015	2,007,140
2,236,000		Wildwood, NJ, 1.25% BANs, 5/29/2015	2,240,271
		TOTAL	224,532,609
		New Mexico—0.6%
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 0.854% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	19,474,614
		New York—11.7%
11,141,000		Colonie, NY, 1.25% BANs, 3/19/2015	11,149,690
2,075,000		Long Beach, NY, (Series 2014A), 1.50% RANs, 9/18/2015	2,078,777
1,740,000		Long Beach, NY, (Series 2014B), 1.50% RANs, 9/18/2015	1,746,612

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes), 0.76%, 05/01/2033	$30,009,300
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.41% TOBs 11/1/2018	4,700,517
15,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (SIFMA Floating Rate Tender Notes)(Subseries 2014D-2), 0.40% 11/15/2044	15,008,550
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.49% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	3,000,000
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3a), 0.79% (MTA Dedicated Tax Fund), 11/1/2017	8,032,240
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.94% (MTA Dedicated Tax Fund), 11/1/2018	14,071,400
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 0.99% (MTA Dedicated Tax Fund), 11/1/2019	15,241,950
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.707% TOBs (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	5,040,400
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.794% (MTA Transportation Revenue), 11/1/2016	3,024,480
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 0.934% (MTA Transportation Revenue), 11/1/2017	2,025,960
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1g), 0.754% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	5,017,600
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 0.954% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,055,350
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.634% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,940,446
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.804% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,956,415
17,700,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.944% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,949,570
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.59%, 8/1/2025	12,688,824
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-7), 0.51%, 8/1/2021	15,005,700
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-8), 0.42%, 8/1/2021	14,002,520
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,654,715
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,471,739
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	13,726,595
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	15,670,395
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	13,754,360
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,106,280
5,500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Refunding Revenue Bonds (Series 2012), 0.37% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	5,499,835
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,049,950
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 0.66%, 10/1/2017	7,501,425
1,000,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 3.00%, 1/15/2016	1,024,640
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,588,425
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,289,762
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	4,117,748
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,720,912
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,865,185
8,000,000		Rockland County, NY, 2.00% TANs, 3/17/2015	8,019,200
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	2,027,228
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,548,125
7,000,000		Suffolk County, NY, (Series 2014A), 1.50% BANs, 5/1/2015	7,021,070

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$7,500,000		Suffolk County, NY, 1.50% RANs, 3/26/2015	$7,515,300
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	2,548,400
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,725,015
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,565,470
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,394,828
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,000,000
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,294,047
9,150,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-3), 0.29% (AGM INS), 1/1/2017	9,147,163
11,350,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-4), 0.39% (AGM INS), 1/1/2018	11,366,344
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 0.48% (AGM INS), 1/1/2019	4,016,320
8,472,100		Utica, NY, (Series 2014B), 1.25% BANs, 5/7/2015	8,479,471
		TOTAL	412,456,248
		North Carolina—2.0%
10,500,000		North Carolina Capital Facilities Finance Agency, (Series 2013), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 3/16/2015	10,500,000
10,000,000		North Carolina Capital Facilities Finance Agency, (Series B), 0.35% TOBs (Republic Services, Inc.), Mandatory Tender 3/2/2015	10,000,000
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	5,570,000
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,570,335
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	4,876,110
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	2,855,000
2,875,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.78% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,867,496
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.554% TOBs, Mandatory Tender 12/1/2015	20,012,800
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B), 0.854% TOBs, Mandatory Tender 12/1/2017	12,875,970
		TOTAL	71,127,711
		Ohio—3.1%
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 0.824% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	40,221,600
8,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	8,989,090
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 3.10% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2019	10,243,800
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,207,600
5,500,000	[1]	Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B), 0.39%, 01/15/2045	5,500,000
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.29% (University of Dayton), 7/1/2016	13,021,840
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,058,180
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,019,520
1,400,000		Richland County, OH, (Series 2014A), 1.60% BANs, 1/7/2015	1,400,126
		TOTAL	109,661,756
		Oklahoma—1.2%
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	776,655
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,426,091
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,509,846
2,050,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2013), 5.00% (Moore Public Schools), 6/1/2015	2,090,795

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	$1,504,395
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,579,692
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,557,678
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,001,300
6,905,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.84% TOBs, Mandatory Tender 8/1/2018	6,910,800
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,397,875
		TOTAL	42,755,127
		Oregon—0.4%
3,200,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2000-A), 0.75% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	3,200,608
2,500,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2007), 1.50% (Waste Management, Inc.), 10/1/2018	2,485,450
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,025,710
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,664,710
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,314,515
		TOTAL	14,690,993
		Pennsylvania—5.6%
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,199,456
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,970,396
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,116,800
1,000,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.504%, 5/1/2015	999,440
7,500,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.804% TOBs, Mandatory Tender 5/2/2016	7,497,450
8,000,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.54%, 01/01/2030	8,043,520
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.37% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,019,170
8,700,000		Chester County, PA IDA, Student Housing Revenue BANs (Series 2013C-1), 1.60% (University Student Housing LLC), 2/1/2015	8,711,745
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.41% TOBs, Mandatory Tender 5/1/2016	5,962,691
600,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.33%, 5/2/2016	600,096
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.39%, 5/1/2017	1,400,616
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A), 0.506% TOBs (State Aid Withholding GTD), Mandatory Tender 5/1/2025	15,011,550
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 0.854% TOBs, Mandatory Tender 6/5/2017	16,480,357
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	502,370
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	650,113
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	401,535
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	682,900
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.37%, 11/01/2017	1,099,692
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.45%, 11/01/2018	700,245
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.51%, 11/01/2019	1,001,340
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.60%, 11/01/2024	4,005,680
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.44% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2043	7,928,160
6,000,000		Pennsylvania EDFA, (Series 2010A), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender, 0.37%, 1/2/2015	6,000,000
27,500,000		Pennsylvania EDFA, (Series 2013), 0.37% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	27,499,450

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	$5,347,808
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,549,005
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.64%, 12/1/2017	10,903,847
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.72%, 12/1/2018	11,060,500
6,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.64%, 12/1/2018	6,013,080
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.92%, 12/1/2020	4,006,960
1,080,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.808% (Guthrie Healthcare System, PA), 12/1/2017	1,071,025
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.11%, 04/01/2031	6,003,900
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 0.44%, 11/01/2028	5,803,538
		TOTAL	196,244,435
		Rhode Island—0.3%
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,715,306
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	4,833,574
		TOTAL	9,548,880
		South Carolina—0.6%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.78% TOBs, Mandatory Tender 1/1/2018	17,499,524
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,004,760
		TOTAL	19,504,284
		Tennessee—1.4%
4,500,000		Lewisburg, TN IDB, (Series 2012), 0.37% TOBs (Waste Management, Inc.), Mandatory Tender 2/2/2015	4,499,910
20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.44% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	19,992,600
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.64% TOBs (Vanderbilt University), 10/1/2017	23,592,825
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,068,720
		TOTAL	49,154,055
		Texas—7.2%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs, Mandatory Tender 1/4/2016	5,053,250
12,890,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2015	13,020,447
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,916,600
5,000,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-3), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2015	5,050,200
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,850,834
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.62% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	10,003,300
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.34% (Memorial Hermann Health System), 6/1/2015	1,170,293
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.44% (Memorial Hermann Health System), 6/1/2016	1,046,055
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.54% (Memorial Hermann Health System), 6/1/2017	3,605,796
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.64% (Memorial Hermann Health System), 6/1/2018	1,816,089
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.74% (Memorial Hermann Health System), 6/1/2019	2,251,958
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.79% (Memorial Hermann Health System), 6/1/2020	1,998,080

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.87% (Memorial Hermann Health System), 6/1/2021	$3,700,391
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,771,923
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.63% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2015	25,069,500
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.68% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2016	3,772,013
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.59% TOBs, Mandatory Tender 6/1/2015	3,000,660
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012B), 0.79% TOBs, Mandatory Tender 6/1/2017	10,039,600
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.64% TOBs, Mandatory Tender 8/1/2016	15,050,850
2,795,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	2,883,490
2,600,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,682,316
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.57% TOBs (Rice University), Mandatory Tender 11/16/2017	8,596,940
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,082,400
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	15,268,050
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,110,291
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 0.84% TOBs, Mandatory Tender 1/1/2019	10,001,100
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds), 0.71%, 01/01/2038	31,701,731
7,000,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,100,310
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,695,900
5,000,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	5,125,000
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 0.72% TOBs, Mandatory Tender 11/1/2016	15,090,300
19,000,000		Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System), Mandatory Tender 2/15/2015	19,018,810
		TOTAL	254,544,477
		Utah—0.3%
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,208,260
		Virginia—0.8%
2,650,000		Amelia County, VA IDA, (Series 2002), 0.625% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,651,749
1,815,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,818,140
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,047,248
2,000,000		Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,009,300
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,012,520
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	629,748
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,132,140
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,559,557
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,152,200
		TOTAL	29,012,602
		Washington—0.8%
8,000,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014), 0.44%, 12/01/2034	8,002,160

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds (Series 2014-K) (SIFMA Index), 0.36%, 01/01/2044	$8,000,400
4,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2015	4,079,400
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,183,630
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,643,145
3,000,000	[2]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2017	3,019,980
		TOTAL	27,928,715
		West Virginia—1.2%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	9,001,440
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,060,600
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.25% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,687,440
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	385,658
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	725,137
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Refunding Revenue Bonds (Series 2014C), 0.57% TOBs (West Virginia University), Mandatory Tender 10/1/2041	7,004,830
		TOTAL	43,865,105
		Wisconsin—0.1%
3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	4,034,891
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.85% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2014	4,198,404
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,019,367,208)	3,034,915,429
		SHORT-TERM MUNICIPALS—13.8%[6]
		Alabama—1.6%
800,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 1/1/2015	800,000
13,985,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.95%, 1/1/2015	13,985,000
4,200,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.40%, 1/1/2015	4,200,000
37,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (AGM INS), 0.65%, 1/2/2015	37,325,000
375,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.24%, 1/2/2015	375,000
		TOTAL	56,685,000
		Arizona—0.2%
5,975,000		Maricopa County, AZ Pollution Control Corp., (Series 2009A) Weekly VRDNs (Arizona Public Service Co.), 0.27%, 1/1/2015	5,975,000
		Connecticut—0.2%
7,300,000		Connecticut Development Authority, (Series 1999), 0.26% CP (New England Power Co.), Mandatory Tender 1/13/2015	7,300,000
		Florida—0.2%
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (AGM INS)/(Bank of America N.A. LIQ), 0.36%, 1/1/2015	6,700,000
		Georgia—0.3%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.80%, 1/1/2015	5,440,000
4,195,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.45%, 1/1/2015	4,195,000
		TOTAL	9,635,000
		Illinois—0.3%
9,345,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.30%, 1/1/2015	9,345,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Indiana—0.6%
$22,250,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.52%, 1/7/2015	$22,250,000
		Louisiana—1.0%
31,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.21%, 1/1/2015	31,500,000
4,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.22%, 1/7/2015	4,000,000
		TOTAL	35,500,000
		Massachusetts—0.2%
9,300,000		Massachusetts IFA, (Series 1992B), 0.25% CP (New England Power Co.), Mandatory Tender 1/22/2015	9,300,000
		Mississippi—0.5%
13,305,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.40%, 1/1/2015	13,305,000
3,185,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.41%, 1/1/2015	3,185,000
		TOTAL	16,490,000
		Multi State—0.6%
23,015,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 1/1/2015	23,015,000
		New Hampshire—0.9%
2,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.40% CP (New England Power Co.), Mandatory Tender 1/15/2015	2,000,000
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.46% CP (New England Power Co.), Mandatory Tender 2/6/2015	10,000,100
13,480,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A. Providence LOC), 0.16%, 1/1/2015	13,480,000
6,700,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 0.32% CP (New England Power Co.), Mandatory Tender 1/22/2015	6,700,000
		TOTAL	32,180,100
		New Jersey—1.4%
7,720,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.44%, 1/2/2015	7,720,000
7,720,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.44%, 1/2/2015	7,720,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 0.75%, 1/1/2015	26,200,000
2,650,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.34%, 1/1/2015	2,650,000
5,745,000		New Jersey Housing & Mortgage Finance Agency, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (AGM INS)/(Bank of New York Mellon LIQ), 0.23%, 1/1/2015	5,745,000
		TOTAL	50,035,000
		North Carolina—1.1%
20,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.22%, 1/7/2015	20,000,000
6,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.17%, 1/7/2015	6,100,000
12,820,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.29%, 1/1/2015	12,820,000
		TOTAL	38,920,000
		Pennsylvania—1.4%
50,000,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.65%, 1/1/2015	50,000,000
		Rhode Island—0.1%
3,485,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.20%, 1/1/2015	3,485,000
		South Carolina—0.3%
10,250,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.22%, 1/7/2015	10,250,000
		Tennessee—0.3%
1,100,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.54%, 1/1/2015	1,100,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Tennessee—continued
$10,000,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.24%, 1/7/2015	$10,000,000
	TOTAL	11,100,000
	Texas—1.8%
35,700,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 1/1/2015	35,700,000
10,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 1/1/2015	10,000,000
17,400,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 1/1/2015	17,400,000
	TOTAL	63,100,000
	Virginia—0.7%
23,700,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 1/15/2015	23,700,000
	West Virginia—0.1%
4,200,000	Grant County, WV County Commission, PCRB (Series 1994), 0.26% CP (Virginia Electric & Power Co.), Mandatory Tender 1/13/2015	4,200,000
	TOTAL SHORT-TERM MUNICIPALS—13.8% (AT AMORTIZED COST)	489,165,100
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $3,508,532,208)[7]	3,524,080,529
	OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	9,367,986
	TOTAL NET ASSETS—100%	$3,533,448,515
Securities that are subject to the federal alternative minimum tax (AMT) represents 16.4% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $105,816,585, which represented 3.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,500,140
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2017	2/25/2010	$3,000,000	$3,019,980
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2014, these liquid restricted securities amounted to $99,296,465, which represented 2.8% of total net assets.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At December 31, 2014, the cost of investments for federal tax purposes was $3,508,532,208.The net unrealized appreciation of investments for federal tax purposes was $15,548,321. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,699,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,150,743.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CHE	—Catholic Health East
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HAD	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LANs	—Loan Anticipation Notes
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Portfolio of Investments.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015